Document and Entity Information	Sep. 13, 2017
Prospectus:
Document Type	497
Document Period End Date	Sep. 13, 2017
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Sep. 13, 2017
Document Effective Date	Sep. 13, 2017
Prospectus Date	Dec. 30, 2016
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Prospectus:
Trading Symbol	MPSUX
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares
Prospectus:
Trading Symbol	MISTX